Katherine P. Feld              [logo] OppenheimerFunds
Vice President &                    Oppenheimer Management Corporation
Associate Counsel                   Two World Trade Center
                                    New York, NY 10048-0203
                                    212 323-0200    Fax 212 323-0558




                                      November 30, 1995

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA  22312

     Re:  Oppenheimer New York Tax-Exempt Fund
          Reg. No. 2-91683, File No. 811-4054

To the Securities and Exchange Commission:

     An electronic ("EDGAR") filing is hereby made pursuant to Rule 24f-2 of the Investment Company Act of 1940 (the "1940 Act") on behalf of Oppenheimer New York Tax-Exempt Fund accompanied by an opinion of counsel for the registration of additional shares of the above Fund.

     A total filing fee of $4,060 ($4,060 for Class B shares and $9 for Class C shares), calculated at the rate of 1/29 of 1% of the value of shares of that class sold in excess of the shares of that class redeemed for the fiscal year ended September 30, 1995, was wired to the SEC's account at Mellon Bank on November 28, 1995 (Fed Wire No. 3259) and referenced this filing. No filing fee was payable as to Class A shares. The Fund has previously registered an indefinite number of shares pursuant to Rule 24f-2.

     The purpose of the Notice was to make definite the registration of 6,112,332 Class A shares, 1,966,120 Class B shares and 2,032 Class C shares of the Fund in reliance on Rule 24f-2.

                                      Very truly yours,

                                      /s/ Katherine P. Feld

                                      Katherine P. Feld
                                      Vice President &
                                      Associate Counsel
                                      (212) 323-0252

KPF/gl
Enclosures

cc:Ronald M. Feiman, Esq.
   Robert Bishop
   Gloria LaFond


SEC/360-24f2.COV

Rule 24f-2 Notice for Oppenheimer New York Tax-Exempt Fund
Two World Trade Center, New York, New York 10048-0203
(Registration No. 2-91683, File No. 811-4054)

   NOTICE IS HEREBY GIVEN that Oppenheimer New York Tax-Exempt Fund having previously filed in its registration statement a declaration that an indefinite number of its shares of beneficial interest were being registered pursuant to Rule 24f-2 of the Investment Company Act of 1940, now elects to continue such indefinite registration.

     (i)    This Notice is being filed for the fiscal year ended September
            30, 1995.

     (ii) No shares which had been registered other than pursuant to this Rule remained unsold at the beginning of the above fiscal year.

     (iii) 1,270,294 Class A shares were registered other than pursuant to this Rule during the above fiscal year.

     (iv) The number of shares sold during the above fiscal year was as follows(1):

                     Class A    6,112,332
                     Class B    1,966,120
                     Class C*       2,032

     (v) Shares sold during the above fiscal year in reliance upon registration pursuant to this Rule were as follows:

                     Class A    6,112,332
                     Class B    1,966,120
                     Class C*       2,032

     Pursuant to the requirements of the Investment Company Act of 1940, the undersigned registrant has caused this Notice to be signed on its behalf this 27th day of November, 1995.

                          Oppenheimer New York Tax-Exempt Fund



                          By: /s/ Andrew J. Donohue
                          ----------------------------------
                              Andrew J. Donohue, Secretary
---------------
(1)The calculation of the aggregate sales price is made pursuant to Rule 24f-2 of the Investment Company Act of 1940, as follows:

                             Value of
           Value of          Shares                              Filing
           Shares Sold       Redeemed           Net              Fee

Class A    $75,047,530       $(135,508,934)     $(60,461,404)    $    0
Class B    $23,621,179       $( 11,848,459)     $ 11,772,720     $4,060
Class C    $    25,059       $0                 $     25,059     $    9
                                                                 $4,069
Class A shares to be re-registered total 5,302,733.
--------------
*For the period from August 29, 1995 (inception of the offering) to September 30, 1995.

SEC/360-24f2

               GORDON ALTMAN BUTOWSKY WEITZEN SHALOV & WEIN
114 West 47th Street                                   New York, N.Y. 10036
Telephone: (212) 626-0800                         Telecopier (212) 626-0799



                               November 29, 1995








Oppenheimer New York Tax-Exempt Fund
Two World Trade Center
New York, New York  10048-0203

Ladies and Gentlemen:

          In connection with the public offering of shares of beneficial interest, no par value, of Oppenheimer New York Tax-Exempt Fund (the "Fund"), we have examined such records and documents and have made such further investigation and examination as we deemed necessary for the purpose of this opinion.

          It is our opinion that the shares the registration of which is made definite by the accompanying Rule 24f-2 Notice of the Fund were legally issued, fully paid and non-assessable by the Fund to the extent set forth in its Prospectus forming part of its Registration Statement under the Securities Act of 1933, as amended.

          We hereby consent to the filing of this opinion with said
Notice.

                          Very truly yours,

          /s/ Gordon Altman Butowsky Weitzen Shalov & Wein